PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property And Equipment Net Narrative
Depreciation of property and equipment	$ 32	$ 35	$ 64